Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 08, 2018	Jun. 06, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Jan. 31, 2015	Aug. 01, 2014
INSTITUTIONAL CLASS
Account Value [Line Items]
Account Value	$ 25,290	$ 23,000	$ 23,476	$ 21,517	$ 21,779	$ 24,735	$ 27,668	$ 24,170	$ 19,649	$ 18,555		$ 17,983						$ 15,820						$ 17,014				$ 15,527	$ 14,206	$ 13,397	$ 12,245	$ 10,341	$ 12,140	$ 10,425	$ 10,000
INSTITUTIONAL CLASS [Default Label]
Account Value [Line Items]
Account Value	19,365	16,026	19,016	16,935	16,403	17,694	19,492	16,641	11,011	10,649	$ 10,157	10,489	$ 10,107	$ 9,646	$ 10,127	$ 9,927	$ 10,188	9,334	$ 8,531	$ 9,690	$ 9,450	$ 10,720	$ 10,890	9,990	$ 10,160	$ 10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	23,494	20,127	20,829	19,267	18,667	20,606	24,300	24,256	17,235	16,999		16,259						14,921						16,455				$ 15,321	$ 13,386	$ 12,267	$ 11,369	$ 9,670	$ 12,007	$ 10,746	$ 10,000
Russell Microcap Growth Index
Account Value [Line Items]
Account Value	$ 11,269	$ 9,828	$ 10,146	$ 10,247	$ 9,919	$ 11,332	$ 14,751	$ 14,829	$ 9,854	$ 9,192	$ 8,161	$ 8,640	$ 8,857	$ 8,328	$ 8,898	$ 8,819	$ 8,951	$ 8,394	$ 7,603	$ 8,716	$ 8,759	$ 10,128	$ 10,502	$ 9,814	$ 9,819		$ 10,000